TRADE AND OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS
Schedule of trade receivables and other receivables and prepayments

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Trade receivables (Note i)	18,430	14,952

Other receivables and prepayments:
Prepayment to suppliers	10,097	14,584
Others (Note ii)	3,053	3,552
	13,150	18,136

Total	31,580	33,088

Current	29,324	30,754
Non-current (Note ii)	2,256	2,334
	31,580	33,088

Notes:

i.	Majority of trade receivables were from payment platforms which are normally settled within 30 days. Trade receivables are aged within 30 days based on the date of rendering of services. There were no past due trade receivables at end of each reporting period.
ii.	Includes in others are mainly long-term loans to non-controlling interest holders amounted to USD1,961,000 (2023: USD1,961,000). The loans are unsecured, interest-free and repayable in 5 years.